Risk management - Outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 938,061	€ 913,977
Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	714,997	685,831
Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	203,786	212,037
Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,569	3,985
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,708	12,124
Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	218,548	229,682
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	174,971	180,698
Netherlands | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,325	45,530
Netherlands | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,508	1,230
Netherlands | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,743	2,224
Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	116,580	117,919
Belgium | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	76,244	78,195
Belgium | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,036	35,600
Belgium | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	984	868
Belgium | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,316	3,256
Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	152,730	141,956
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	130,285	119,311
Germany | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20,967	21,250
Germany | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	579	390
Germany | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	899	1,006
Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	43,229	42,063
Poland | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,501	26,856
Poland | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,596	14,148
Poland | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	422	290
Poland | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	710	768
Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,237	37,542
Spain | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,556	29,522
Spain | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,330	7,647
Spain | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	105	89
Spain | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	246	284
UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,179	28,567
UK | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,160	22,820
UK | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,634	5,234
UK | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41	56
UK | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	344	458
Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,720	31,887
Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,053	26,150
Luxembourg | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,442	5,568
Luxembourg | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	80	81
Luxembourg | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	145	87
France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,576	26,517
France | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,545	20,622
France | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,814	5,774
France | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16	2
France | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	201	119
Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	96,989	82,233
Rest of Europe | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	64,884	52,875
Rest of Europe | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,617	27,993
Rest of Europe | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,903	308
Rest of Europe | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,584	1,056
America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	82,786	73,567
America | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	64,206	53,725
America | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,615	18,500
America | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	311	203
America | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	654	1,139
Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	48,989	48,159
Asia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	39,903	36,777
Asia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,638	10,534
Asia | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	124	191
Asia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,325	656
Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,116	51,382
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,476	38,200
Australia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,914	11,998
Australia | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	257	217
Australia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	470	966
Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,381	2,501
Africa | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	213	79
Africa | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,858	2,259
Africa | Substandard grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	239	58
Africa | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	72	105
Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	354,831	345,965
Private Individuals | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	114,625	113,846
Private Individuals | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,193	42,961
Private Individuals | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	101,529	95,583
Private Individuals | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,767	14,397
Private Individuals | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,865	23,895
Private Individuals | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	138	157
Private Individuals | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,486	3,388
Private Individuals | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,731	3,115
Private Individuals | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,654	13,215
Private Individuals | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	161	167
Private Individuals | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	131	155
Private Individuals | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35,528	35,058
Private Individuals | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24	27
Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	105,043	107,094
Central Banks | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35,202	46,902
Central Banks | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,338	18,253
Central Banks | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,041	17,811
Central Banks | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,060	112
Central Banks | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	347	3,027
Central Banks | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	427	2,853
Central Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,820	8,569
Central Banks | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35	1,039
Central Banks | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,092	4,485
Central Banks | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Central Banks | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,962	2,856
Central Banks | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,695	1,168
Central Banks | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24	18
Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,549	53,855
Natural Resources | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,084	3,734
Natural Resources | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,356	1,180
Natural Resources | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	809	1,208
Natural Resources | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	746	722
Natural Resources | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	169	291
Natural Resources | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,442	4,487
Natural Resources | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,764	2,497
Natural Resources | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	470	405
Natural Resources | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,154	15,471
Natural Resources | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,771	9,473
Natural Resources | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,398	12,593
Natural Resources | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,028	1,013
Natural Resources | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	361	780
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,513	52,699
Real Estate | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,586	17,426
Real Estate | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,112	10,011
Real Estate | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,388	1,520
Real Estate | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,374	2,357
Real Estate | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,391	1,528
Real Estate | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	413	436
Real Estate | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,797	4,201
Real Estate | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,155	3,254
Real Estate | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,378	3,461
Real Estate | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,474	3,521
Real Estate | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,180	935
Real Estate | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,263	4,045
Real Estate | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2	4
Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	50,862	49,119
Commercial Banks | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,358	1,289
Commercial Banks | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	265	318
Commercial Banks | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,974	3,887
Commercial Banks | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	551	707
Commercial Banks | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	402	392
Commercial Banks | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,933	4,156
Commercial Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,480	3,205
Commercial Banks | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,371	5,520
Commercial Banks | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,368	6,353
Commercial Banks | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,945	7,089
Commercial Banks | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,041	13,526
Commercial Banks | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,765	2,265
Commercial Banks | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	409	413
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,594	48,906
Non-Bank Financial Institutions | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,710	3,043
Non-Bank Financial Institutions | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,041	921
Non-Bank Financial Institutions | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,054	3,146
Non-Bank Financial Institutions | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,299	1,718
Non-Bank Financial Institutions | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	99	72
Non-Bank Financial Institutions | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,229	7,764
Non-Bank Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,489	4,798
Non-Bank Financial Institutions | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,220	1,790
Non-Bank Financial Institutions | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,495	3,947
Non-Bank Financial Institutions | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	19,971	18,088
Non-Bank Financial Institutions | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,091	3,209
Non-Bank Financial Institutions | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	896	411
Non-Bank Financial Institutions | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	49,356	47,642
Central Governments | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,342	4,911
Central Governments | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,716	7,396
Central Governments | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,179	1,179
Central Governments | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,578	7,473
Central Governments | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,578	4,417
Central Governments | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46	67
Central Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	175	203
Central Governments | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,797	2,065
Central Governments | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,444	7,695
Central Governments | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,979	10,927
Central Governments | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	333	299
Central Governments | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	636	533
Central Governments | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	551	477
Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,982	29,597
Transportation & Logistics | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,967	4,572
Transportation & Logistics | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,183	2,209
Transportation & Logistics | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	608	506
Transportation & Logistics | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,300	1,177
Transportation & Logistics | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	690	723
Transportation & Logistics | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,787	1,760
Transportation & Logistics | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	583	582
Transportation & Logistics | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	733	982
Transportation & Logistics | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,808	6,837
Transportation & Logistics | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,378	3,410
Transportation & Logistics | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,806	5,682
Transportation & Logistics | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	531	645
Transportation & Logistics | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	608	514
Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,698	23,935
Utilities | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,551	1,545
Utilities | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,630	1,213
Utilities | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,814	3,024
Utilities | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	679	822
Utilities | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,227	1,270
Utilities | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,953	2,980
Utilities | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	572	397
Utilities | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	980	1,433
Utilities | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,302	4,202
Utilities | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,347	4,106
Utilities | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,545	1,355
Utilities | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,897	1,368
Utilities | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	200	220
Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,623	23,340
Food, Beverages & Personal Care | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,249	6,581
Food, Beverages & Personal Care | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,002	2,869
Food, Beverages & Personal Care | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	573	616
Food, Beverages & Personal Care | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,334	2,146
Food, Beverages & Personal Care | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	475	489
Food, Beverages & Personal Care | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	739	711
Food, Beverages & Personal Care | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,667	1,600
Food, Beverages & Personal Care | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	469	1,232
Food, Beverages & Personal Care | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,668	2,580
Food, Beverages & Personal Care | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,245	3,131
Food, Beverages & Personal Care | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	942	1,140
Food, Beverages & Personal Care | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	248	235
Food, Beverages & Personal Care | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13	12
Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,546	21,743
Services | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,819	4,615
Services | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,816	9,115
Services | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,254	1,105
Services | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,101	866
Services | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	67	119
Services | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	685	523
Services | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	808	450
Services | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,066	1,470
Services | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,120	861
Services | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,821	1,539
Services | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	357	479
Services | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	632	565
Services | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		36
General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20,865	20,127
General Industries | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,430	5,389
General Industries | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,689	2,891
General Industries | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,007	1,011
General Industries | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,849	2,612
General Industries | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	311	381
General Industries | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	330	395
General Industries | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	604	532
General Industries | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	245	271
General Industries | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,152	3,363
General Industries | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,926	2,116
General Industries | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,311	1,151
General Industries | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9	15
General Industries | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,666	19,271
Lower Public Administration | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	272	343
Lower Public Administration | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,638	5,158
Lower Public Administration | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,197	5,787
Lower Public Administration | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	644	636
Lower Public Administration | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	200
Lower Public Administration | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Lower Public Administration | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	313	296
Lower Public Administration | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,126	2,732
Lower Public Administration | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	402	467
Lower Public Administration | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,310	1,197
Lower Public Administration | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		46
Lower Public Administration | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,564	2,608
Lower Public Administration | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	77,932	70,682
Other | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,353	15,485
Other | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,602	13,424
Other | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,302	5,573
Other | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,946	6,319
Other | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,416	940
Other | UK
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,058	2,277
Other | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,164	1,168
Other | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,179	1,210
Other | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,952	9,297
Other | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,457	8,803
Other | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,891	4,732
Other | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,424	1,454
Other | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 188